Offerings - Offering: 1	Dec. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, Cerence 2024 Inducement Plan
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	6.74
Maximum Aggregate Offering Price	$ 10,110,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,547.84
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (the “
Common Stock
”), that become issuable under the above listed plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Represents an increase to the number of shares of Common Stock available for issuance under the Registrant’s 2024 Inducement Plan, as amended, previously approved by the Registrant’s Board of Directors on November 29, 2024.

(3)
This calculation is made solely for the purpose of determining the registration fee pursuant to the provisions of Rule 457(c) and (h) under the Securities Act. The offering price per share and the aggregate offering price are calculated based on the average of the high and low sale prices per share of the Common Stock as reported on The Nasdaq Global Select Market on November 27, 2024.